Income Taxes - Effective Tax Rates Differ from Statutory Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes computed at the statutory federal tax rate	$ 3,524	$ 7,781	$ 8,343
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(834)	(1,107)	(946)
Low income housing tax credit	(903)	(686)	(435)
Cash surrender value of BOLI	(143)	(201)	(197)
Nondeductible merger costs	1,034
Change in corporate tax rate		511
Other	(38)	62	(146)
Income tax expense	$ 2,640	$ 6,360	$ 6,619